LOANS AND BORROWINGS, Loans and Borrowings (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Lease liabilities	$ 128,653	$ 81,104
Other loans and borrowings	5,594	0
Total current loans and borrowings	134,247	81,104
Non-current [Abstract]
Lease liabilities	377,920	394,548
Other loans and borrowings	30,863	0
Total non-current loans and borrowings	408,783	394,548
Total loans and borrowings	$ 543,030	$ 475,652